Fair Value	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value	Fair Value
The following table presents the Company’s fair value hierarchy for its assets and liabilities measured at fair value as of December 31, 2023 and December 31, 2022 (in thousands):

	Fair Value Measurement as of
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$28,058	$—	$—	$28,058
Total assets	$28,058	$—	$—	$28,058

Liabilities:
FPA Put Option liability	$—	$—	$37,523	$37,523
Fixed Maturity Consideration	—	—	7,228	7,228
Brookfield SAFE liability	—	—	25,150	25,150
Private placement warrants	—	—	3,915	3,915
Public warrants	3,699	—	—	3,699
Total liabilities	$3,699	$—	$73,816	$77,515

	Fair Value Measurement as of
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$523	$—	$—	$523

Liabilities:
Warrants on preferred shares	—	—	2,119	2,119
Brookfield SAFE liability	—	—	50,000	50,000
AM SAFE warrant	—	—	1,989	1,989
AM SAFE liability	—	—	28,986	28,986
Total Liabilities	$—	$—	$83,094	$83,094
Forward Purchase Agreement
The fair value upon issuance of the FPA (both the FPA Put Option liability and Fixed Maturity Consideration) and the change in fair value from issuance to December 31, 2023, is included in Other expense, net in the consolidated statements of operations and comprehensive loss. The fair value of the FPA was estimated using a Monte-Carlo Simulation in a risk-neutral framework. Specifically, the future stock price is simulated assuming a Geometric Brownian Motion (“GBM”). For each simulated path, the forward purchase value is calculated based on the contractual terms and then discounted back to present. Finally, the value of the forward is calculated as the average present value over all simulated paths. The Fixed Maturity Consideration was also valued as part of this model as the timing of the payment of the Fixed Maturity Consideration may be accelerated if the Maturity Date is accelerated.
The following table represents the weighted average inputs used in calculating the fair value of the prepaid forward contract and the Fixed Maturity Consideration as of December 31, 2023:

December 31, 2023
Stock price	$5.03
Term (in years)	2.11
Expected volatility	50.0%
Risk-free interest rate	4.16%
Expected dividend yield	—%
Warrants on preferred shares
The fair value of the warrants on preferred shares was estimated using a Black-Scholes option pricing model. Since the warrants were exercised on February 8, 2023 (see Note 8 - Warrants, for a description of the valuation on that date), the following table represents the weighted average inputs used in calculating the fair value of the preferred share warrants outstanding as of December 31, 2022:

December 31, 2022
Stock price	$5.21
Weighted average exercise price	$3.96
Term (in years)	1.1
Expected volatility	73.4%
Risk-free interest rate	4.47%
Expected dividend yield	—%
Shortfall Warrants
The fair value of the Shortfall Warrants was estimated using a Black-Scholes option pricing model. The following table represents the weighted average inputs used in calculating the fair value of the Shortfall Warrants as of May 13, 2023 when the Shortfall Warrant Agreement was amended and the Shortfall Warrants were marked-to-market and reclassified to Additional paid-in capital on the consolidated balance sheets:

May 13, 2023
Stock price	$3.42
Weighted average exercise price	$10.00
Term (in years)	4.87
Expected volatility	54.0%
Risk-free interest rate	3.46%
Expected dividend yield	—%
SAFE Liabilities and AM SAFE Warrant
The change in fair value between reporting periods for the Brookfield SAFE liability is included in Other expense, net in the consolidated statements of operations and comprehensive loss for years ended December 31, 2023 and 2022. The change in fair value between December 31, 2022 and the Closing Date for the AM SAFE liability is included in Other expense, net in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2023. See below for further details on the AM SAFE liability and see Note 8 - Warrants for further details on the AM SAFE warrant.
The Company’s AM SAFE liability (until conversion to shares on the Closing Date), AM SAFE warrant (until conversion to an equity classified warrant on the Closing Date) and Brookfield SAFE liability are mark-to-market liabilities and are classified within Level 3 of the fair value hierarchy as the Company is using a scenario-based approach which allowed the Company to estimate the implied value of the business based on the terms of the SAFE. Significant unobservable inputs included probability and expected term. Probability was based upon the likelihood of the Company closing a transaction with a special purpose acquisition company. The expected term was based on the anticipated time until the SAFE investments would have a conversion event.
As of December 31, 2022, the AM SAFE had a fair value of $28,986 and was recorded within AM SAFE liability on the consolidated balance sheets. Significant inputs for Level 3 AM SAFE liability fair value measurement at December 31, 2022 are as follows:

	Near Term	Long-Term
Key assumptions:
Probability weighting	61%	39%
Time to conversion (in years)	0.1	0.8
Liquidity price	100%	90%
Discount rate	24.7%	24.7%
At conversion to equity classification on February 8, 2023, the AM SAFE warrant was valued using a Black-Scholes option pricing model as the warrant became exercisable for a fixed number of shares at a fixed price as described in Note 8 - Warrants. The following table represents the weighted average inputs used in calculating the fair value of the AM SAFE warrants outstanding at conversion to equity on February 8, 2023:

February 8, 2023
Stock price	$9.91
Term (in years)	5.00
Expected volatility	70.0%
Risk-free interest rate	3.82%
Expected dividend yield	—%
Significant inputs for Level 3 AM SAFE warrant fair value measurement at December 31, 2022 are as follows (in thousands):

	Near Term	Long-Term
Key assumptions:
Probability weighting	61%	39%
Remaining life (in years)	5.0	5.0
Volatility	75%	75%
Interest rate	3.99%	3.99%
Time to conversion (in years)	0.1	0.8
Risk-free interest rate	4.12%	4.75%
Dividend yield	—%	—%
The Brookfield SAFE is legal form debt that the Company has elected to measure using the FVO under ASC 825. As of December 31, 2023, no part of the Brookfield SAFE has converted to Company common shares as a qualifying financing had not yet occurred and no project investments were presented. There were no cash flows associated with the Brookfield SAFE in the year ended December 31, 2023.
As of its issuance date, the fair value of the Brookfield SAFE was equal to the investment amount of $50,000 based on the orderly nature of the transaction. The value as of December 31, 2022 remained the same due to the proximity of the valuation date to the issuance date (i.e., less than two months) and the absence of events which would indicate a change in expected payoffs to the investor. As of December 31, 2022 the same expectations about sufficient projects meeting the agreed-upon investment criteria pursuant to the Brookfield Framework Agreement are maintained. As such the Brookfield SAFE’s fair value was estimated to be $50,000, as of December 31, 2022.
As of December 31, 2023, the Company expects to present sufficient projects to Brookfield to result in the Brookfield SAFE being automatically converted into shares. Since the liquidity price is not expected to change during the life of the Brookfield SAFE, the number of shares that Brookfield receives is fixed. Based on this expectation, the value of the Brookfield SAFE is equal to the Brookfield SAFE's as-converted value, which is the initial purchase amount, divided by the liquidity price, times the stock price, resulting in an estimated fair value of $25,150 recorded on the consolidated balance sheet.
Significant inputs for Level 3 Brookfield SAFE measurement at December 31, 2023 are as follows:

December 31, 2023
Initial purchase amount	$50,000
Liquidity price	$10.00
Stock price	$5.03
Public Warrants and Private Placement Warrants
For the Public Warrants, the Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value and recognized an increase in the fair value of the liability of approximately $1,224 on the consolidated statements of operations and comprehensive loss within Other expense, net representing the change in fair value from the Closing Date to December 31, 2023.
The fair value of the Private Placement Warrants was estimated using a Black-Scholes option pricing model. For the year ended December 31, 2023, the Company recognized an increase in the fair value of liabilities of approximately $1,766 on the consolidated statements of operations and comprehensive loss within Other expense, net representing the change in fair value from the Closing Date to December 31, 2023.
The following table represents the weighted average inputs used in calculating the fair value of the Private Placement Warrants outstanding as of December 31, 2023:

December 31, 2023
Stock price	$5.03
Exercise price	$11.50
Term (in years)	4.11
Expected volatility	45.0%
Risk-free interest rate	3.92%
Expected dividend yield	—%
The following tables represent reconciliations of the fair value measurements of the assets and liabilities using significant unobservable inputs (Level 3) (in thousands):

	FPA Put Option	Fixed Maturity Consideration	Shortfall Warrants	Warrants on Preferred Shares	AM SAFE liability	AM SAFE warrant	Brookfield SAFE	Private placement warrants
Balance as of January 1, 2023	$—	$—	$—	$(2,119)	$(28,986)	$(1,989)	$(50,000)	$—
Recognized as a result of the Business Combination	—	—	—	—	—	—	—	(2,148)
(Loss) gain recognized in other expense, net on the consolidated statement of operations and comprehensive loss	(37,523)	(7,228)	(3,063)	(3,770)	(744)	189	24,850	(1,766)
Conversion of warrants to preferred shares	—	—	—	5,889	—	—	—	—
Conversion of SAFE liability to equity classification	—	—	—	—	29,730	—	—	—
Reclassification of warrant to equity	—	—	3,063	—	—	1,800	—	—
Balance as of December 31, 2023	$(37,523)	$(7,228)	$—	$—	$—	$—	$(25,150)	$(3,914)

	Warrants on Preferred Shares	AM SAFE liability	AM SAFE warrant	Brookfield SAFE
Balance as of January 1, 2022	$(1,145)	$(28,271)	$(1,729)	$—
Issuance of Brookfield SAFE Liability	—	—	—	(50,000)
Gain (loss) recognized in other expense, net on the consolidated statement of operations and comprehensive loss	(974)	(715)	(260)	—
Balance as of December 31, 2022	$(2,119)	$(28,986)	$(1,989)	$(50,000)